Unsecured Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2016	Jun. 06, 2016	Mar. 31, 2016
Debt Instrument [Line Items]
Less accumulated amortization of Valuation Discount	$ (294,752)		$ (89,727)
Net	361,116		110,273
8% Unsecured Convertible Notes Payable Due on January 19, 2018 [Member]
Debt Instrument [Line Items]
Principal notes payable		$ 200,000	200,000
Less accumulated amortization of Valuation Discount			(89,727)
Net			110,273
6% Unsecured Convertible Notes Payable Due on September 30, 2018 [Member]
Debt Instrument [Line Items]
Principal notes payable
6% Unsecured Convertible Notes Payable Due on September 13, 2018 [Member]
Debt Instrument [Line Items]
Principal notes payable			152,663
Less accumulated amortization of Valuation Discount	79,746
6% Unsecured Convertible Notes Payable Due on September 30, 2018 [Member]
Debt Instrument [Line Items]
Principal notes payable			$ 503,205